4. Financing Receivables (Details-Finance Receivables PA loans) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Funded to borrower	$ 8,097	$ 4,045	$ 3,604
Commercial Loan [Member]
Funded to borrower	5,586	3,972
Estimated collateral values	7,794	5,396
Commercial Loan [Member] | BMH Loan [Member]
Funded to borrower	2,480	1,123
Estimated collateral values	3,935	1,597
Commercial Loan [Member] | Land for phases 4 and 5 [Member]
Funded to borrower	0
Estimated collateral values	1,515
Commercial Loan [Member] | BMH Lots [Member]
Funded to borrower	142
Estimated collateral values	374
Commercial Loan [Member] | BMH Interest Escrow [Member]
Funded to borrower	450	450
Estimated collateral values, interest escrow	249	255
Commercial Loan [Member] | BMH Loan Fee [Member]
Funded to borrower	750	750
Estimated collateral values	0	0
Commercial Loan [Member] | BMH Excess Paydown [Member]
Funded to borrower	(22)
Estimated collateral values	0
Commercial Loan [Member] | BMH Construction Loan Lot 2 Windermere [Member]
Funded to borrower	126
Estimated collateral values	126
Commercial Loan [Member] | BMH Construction Loan Lot 5 Tuscany [Member]
Funded to borrower	536
Estimated collateral values	932
Commercial Loan [Member] | BMH Construction Loan Lot 2 Tuscany [Member]
Funded to borrower	498
Estimated collateral values	739
Commercial Loan [Member] | Total BMH Loan [Member]
Funded to borrower	2,480	1,123
Estimated collateral values	3,935	1,597
Commercial Loan [Member] | New IMA Loan (loan fee) [Member]
Funded to borrower	250
Estimated collateral values	0
Commercial Loan [Member] | New IMA Loan (advances) [Member]
Funded to borrower	1,491
Estimated collateral values	0
Commercial Loan [Member] | IMA Existing Loan [Member]
Funded to borrower	1,687	1,687
Estimated collateral values	2,484	2,299
Commercial Loan [Member] | Total IMA Loans [Member]
Funded to borrower	3,428	3,416
Estimated collateral values	2,484	2,299
Commercial Loan [Member] | Unearned Loan Fee [Member]
Funded to borrower	(322)	(567)
Estimated collateral values	0	0
Commercial Loan [Member] | SF Preferred Equity [Member]
Funded to borrower	0
Estimated collateral values, preferred equity	1,000
Commercial Loan [Member] | SF Loan Payable [Member]
Funded to borrower	0	0
Estimated collateral values		1,500
Commercial Loan [Member] | Land for phases 3, 4, and 5 [Member]
Funded to borrower		0
Estimated collateral values		1,042
Commercial Loan [Member] | Lot 5 Hamlets [Member]
Funded to borrower		142
Estimated collateral values		180
Commercial Loan [Member] | Excess Paydown [Member]
Funded to borrower		(394)
Estimated collateral values		0
Commercial Loan [Member] | Whispering Pines [Member]
Funded to borrower		138
Estimated collateral values		120
Commercial Loan [Member] | Construction loan lot 5 Tuscany [Member]
Funded to borrower		37
Estimated collateral values		0
Commercial Loan [Member] | New IMA Loan Loan Fee [Member]
Funded to borrower		250
Estimated collateral values		0
Commercial Loan [Member] | New IMA Loan Loan Advances [Member]
Funded to borrower		1,479
Estimated collateral values		$ 0